sae

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.6%
67,011	Mercury Systems, Inc.(a)	$ 3,349,545

	ASSET MANAGEMENT - 7.1%
180,105	Invesco Ltd.	3,333,743
128,490	Janus Henderson Group plc	3,330,461
		6,664,204
	AUTOMOTIVE - 3.6%
184,966	Dana, Inc.	3,355,283

	BIOTECH & PHARMA - 10.5%
419,977	Bausch Health Companies, Inc.(a)	3,233,823
260,755	Innoviva, Inc.(a)	3,298,551
287,837	Ironwood Pharmaceuticals, Inc.(a)	3,315,882
		9,848,256
	CONSTRUCTION MATERIALS - 3.6%
108,086	MDU Resources Group, Inc.	3,340,938

	CONSUMER SERVICES - 3.6%
123,932	Rent-A-Center, Inc.	3,332,531

	CONTAINERS & PACKAGING - 3.5%
37,721	Crown Holdings, Inc.	3,325,483

	ELECTRICAL EQUIPMENT - 3.5%
232,840	Vertiv Holdings Company	3,310,985

	ENGINEERING & CONSTRUCTION - 3.5%
37,915	AECOM	3,308,842

	FOOD - 3.5%
68,528	TreeHouse Foods, Inc.(a)	3,318,811

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	GAS & WATER UTILITIES - 3.6%
49,730	Southwest Gas Holdings, Inc.	$ 3,328,429

	HOME & OFFICE PRODUCTS - 3.6%
208,257	Newell Brands, Inc.	3,323,782

	INTERNET MEDIA & SERVICES - 3.5%
40,105	GoDaddy, Inc., Class A(a)	3,293,824

	LEISURE FACILITIES & SERVICES - 7.1%
36,705	Papa John's International, Inc.	3,292,071
49,730	Restaurant Brands International, Inc.	3,328,429
		6,620,500
	PUBLISHING & BROADCASTING - 3.5%
94,673	New York Times Company (The), Class A	3,298,407

	REAL ESTATE OWNERS & DEVELOPERS - 3.5%
38,199	Howard Hughes Corporation(a)	3,265,633

	RETAIL - DISCRETIONARY - 7.1%
73,554	Bath & Body Works, Inc.	3,384,220
51,883	Freshpet, Inc.(a)	3,285,750
		6,669,970
	SOFTWARE - 3.6%
260,652	LivePerson, Inc.(a)	3,357,198

	TECHNOLOGY HARDWARE - 7.1%
49,821	Seagate Technology Holdings plc	3,376,867
202,729	Xerox Holdings Corporation	3,320,701
		6,697,568
	TECHNOLOGY SERVICES - 10.5%
684,926	Conduent, Inc.(a)	3,267,097
181,548	Green Dot Corporation, Class A(a)	3,282,388
29,337	Insight Enterprises, Inc.(a)	3,306,867
		9,856,352

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

TOTAL COMMON STOCKS (Cost $90,317,341)	$ 92,866,541

TOTAL INVESTMENTS – 99.1% (Cost $90,317,341)	$ 92,866,541
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	868,328
NET ASSETS - 100.0%	$ 93,734,869

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.

Diversification of Assets
Country	% of Net Assets
United States	92.0%
United Kingdom	3.6%
Canada	3.5%
Total	99.1%
Other Assets Less Liabilities - Net	0.9%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	BANKING - 3.1%
83,341	Popular, Inc.	$ 5,720,526

	CHEMICALS - 3.2%
187,825	Huntsman Corporation	5,952,174

	COMMERCIAL SUPPORT SERVICES - 3.1%
64,890	ManpowerGroup, Inc.	5,655,812

	CONSTRUCTION MATERIALS - 3.3%
62,898	Owens Corning	6,079,092

	CONSUMER SERVICES - 3.2%
50,683	Grand Canyon Education, Inc.(a)	5,907,610

	FOOD - 3.0%
226,308	Pilgrim's Pride Corporation(a)	5,494,758

	HEALTH CARE FACILITIES & SERVICES - 6.1%
71,913	Cardinal Health, Inc.	5,555,279
18,076	Cigna Corporation	5,724,127
		11,279,406
	LEISURE FACILITIES & SERVICES - 16.9%
99,148	Boyd Gaming Corporation	6,177,912
49,167	Choice Hotels International, Inc.	6,042,133
40,774	Marriott Vacations Worldwide Corporation	6,525,471
150,766	Travel + Leisure Company	6,387,955
78,428	Wyndham Hotels & Resorts, Inc.	6,078,954
		31,212,425
	OIL & GAS PRODUCERS - 16.7%
131,363	APA Corporation	5,823,322
109,079	HF Sinclair Corporation	6,206,595
48,522	Marathon Petroleum Corporation	6,236,047
92,771	PDC Energy, Inc.	6,283,380

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 16.7% (Continued)
44,688	Valero Energy Corporation	$ 6,257,661
		30,807,005
	RETAIL - DISCRETIONARY - 3.1%
27,605	Lowe's Companies, Inc.	5,748,741

	SPECIALTY FINANCE - 10.6%
221,888	Ally Financial, Inc.	7,209,142
426,635	MGIC Investment Corporation	6,024,086
169,955	Synchrony Financial	6,242,447
		19,475,675
	STEEL - 3.3%
27,044	Reliance Steel & Aluminum Company	6,151,158

	TECHNOLOGY HARDWARE - 6.5%
76,928	Dolby Laboratories, Inc., Class A	6,120,392
202,023	HP, Inc.	5,886,950
		12,007,342
	TECHNOLOGY SERVICES - 3.3%
16,347	S&P Global, Inc.	6,129,144

	TRANSPORTATION & LOGISTICS - 6.5%
62,064	CH Robinson Worldwide, Inc.	6,216,952
52,340	Expeditors International of Washington, Inc.	5,660,571
		11,877,523
	TRANSPORTATION EQUIPMENT - 3.2%
132,042	Allison Transmission Holdings, Inc.	5,952,453

	WHOLESALE - DISCRETIONARY - 3.3%
102,510	LKQ Corporation	6,043,990

	TOTAL COMMON STOCKS (Cost $167,424,161)	181,494,834

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023
TOTAL INVESTMENTS – 98.4% (Cost $167,424,161)	$ 181,494,834
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	2,953,193
NET ASSETS - 100.0%	$ 184,448,027

(a)	Non-income producing security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 1.8%
3,044	Lockheed Martin Corporation	$ 1,410,163
20,836	Textron, Inc.	1,517,903
		2,928,066
	ASSET MANAGEMENT - 2.1%
9,313	Affiliated Managers Group, Inc.	1,608,728
4,743	Ameriprise Financial, Inc.	1,660,619
5,099	Vitesse Energy, Inc.(a)	81,377
		3,350,724
	BANKING - 3.0%
36,707	Bank OZK	1,676,409
1,965	First Citizens BancShares, Inc., Class A	1,528,141
22,555	Popular, Inc.	1,548,175
		4,752,725
	BIOTECH & PHARMA - 1.9%
5,407	Biogen, Inc.(a)	1,572,896
8,397	Moderna, Inc.(a)	1,478,376
		3,051,272
	CHEMICALS - 5.2%
17,366	CF Industries Holdings, Inc.	1,470,900
48,411	Chemours Company (The)	1,761,676
33,892	Mosaic Company (The)	1,679,010
28,073	Olin Corporation	1,813,236
46,821	Univar Solutions, Inc.(a)	1,614,387
		8,339,209
	COMMERCIAL SUPPORT SERVICES - 1.9%
163,004	ADT, Inc.	1,432,805
40,769	H&R Block, Inc.	1,589,176
		3,021,981
	CONSTRUCTION MATERIALS - 2.1%
11,123	Eagle Materials, Inc.	1,624,848
17,334	Owens Corning	1,675,331
		3,300,179
	CONSUMER SERVICES - 2.0%
13,996	Grand Canyon Education, Inc.(a)	1,631,374

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONSUMER SERVICES - 2.0% (Continued)
21,416	Service Corp International	$ 1,587,996
		3,219,370
	ELECTRIC UTILITIES - 1.9%
46,006	NRG Energy, Inc.	1,574,325
62,640	Vistra Corporation	1,444,478
		3,018,803
	ELECTRICAL EQUIPMENT - 1.0%
8,861	Acuity Brands, Inc.	1,670,476

	ENGINEERING & CONSTRUCTION - 1.0%
32,802	WillScot Mobile Mini Holdings Corporation(a)	1,589,585

	FOOD - 3.0%
16,723	Lamb Weston Holdings, Inc.	1,670,460
63,029	Pilgrim's Pride Corporation(a)	1,530,344
16,447	Post Holdings, Inc.(a)	1,561,643
		4,762,447
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
24,910	Louisiana-Pacific Corporation	1,696,122

	HEALTH CARE FACILITIES & SERVICES - 6.5%
19,400	Cardinal Health, Inc.	1,498,650
18,139	Centene Corporation(a)	1,382,917
4,487	Cigna Corporation	1,420,898
6,180	HCA Healthcare, Inc.	1,576,333
3,966	McKesson Corporation	1,501,845
9,487	Quest Diagnostics, Inc.	1,408,630
10,555	Universal Health Services, Inc., Class B	1,564,357
		10,353,630
	INDUSTRIAL SUPPORT SERVICES - 1.1%
4,164	United Rentals, Inc.(a)	1,836,116

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
43,323	Jefferies Financial Group, Inc.	1,701,727

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
17,399	Morgan Stanley	$ 1,693,445
		3,395,172
	INSURANCE - 9.7%
20,579	Aflac, Inc.	1,512,557
10,898	Allstate Corporation (The)	1,400,066
23,354	American International Group, Inc.	1,476,440
28,753	Brighthouse Financial, Inc.(a)	1,617,931
51,161	Equitable Holdings, Inc.	1,640,733
19,476	Hartford Financial Services Group, Inc. (The)	1,511,532
25,260	Loews Corporation	1,552,985
20,388	MetLife, Inc.	1,488,732
17,462	Principal Financial Group, Inc.	1,616,108
23,919	Voya Financial, Inc.	1,668,829
		15,485,913
	INTERNET MEDIA & SERVICES - 1.0%
19,841	GoDaddy, Inc., Class A(a)	1,629,541

	LEISURE FACILITIES & SERVICES - 4.3%
27,266	Boyd Gaming Corporation	1,698,944
11,725	Hilton Worldwide Holdings, Inc.	1,701,180
16,396	Hyatt Hotels Corporation, Class A(a)	1,789,132
9,945	Marriott International, Inc., Class A	1,732,220
		6,921,476
	LEISURE PRODUCTS - 1.1%
14,706	Polaris, Inc.	1,688,837

	MACHINERY - 1.0%
6,186	Caterpillar, Inc.	1,560,666

	METALS & MINING - 1.0%
32,213	Alcoa Corporation	1,682,807

	OIL & GAS PRODUCERS - 14.3%
48,419	Antero Resources Corporation(a)	1,396,404

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 14.3% (Continued)
32,119	APA Corporation	$ 1,423,835
8,304	Chevron Corporation	1,445,062
12,647	ConocoPhillips	1,541,290
60,608	Coterra Energy, Inc.	1,517,018
13,532	Exxon Mobil Corporation	1,569,847
28,813	HF Sinclair Corporation	1,639,461
55,266	Marathon Oil Corporation	1,518,157
12,755	Marathon Petroleum Corporation	1,639,273
23,708	Occidental Petroleum Corporation	1,536,041
29,363	Ovintiv, Inc.	1,445,540
23,577	PDC Energy, Inc.	1,596,870
14,247	Phillips 66	1,428,547
59,773	Range Resources Corporation	1,495,520
11,700	Valero Energy Corporation	1,638,350
		22,831,215
	PUBLISHING & BROADCASTING - 1.1%
8,450	Nexstar Media Group, Inc.	1,730,307

	RETAIL - DISCRETIONARY - 7.2%
13,806	AutoNation, Inc.(a)	1,749,496
601	AutoZone, Inc.(a)	1,465,749
9,045	Avis Budget Group, Inc.(a)	1,809,362
22,845	Builders FirstSource, Inc.(a)	1,820,747
7,472	Lowe's Companies, Inc.	1,556,044
1,759	O'Reilly Automotive, Inc.(a)	1,393,744
12,859	Penske Automotive Group, Inc.	1,643,637
		11,438,779
	SEMICONDUCTORS - 1.0%
3,946	KLA Corporation	1,548,726

	SOFTWARE - 1.0%
30,343	Fortinet, Inc.(a)	1,588,153

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 3.0%
3,143	Credit Acceptance Corporation(a)	$ 1,454,078
15,169	Discover Financial Services	1,770,677
89,105	SLM Corporation	1,565,575
		4,790,330
	STEEL - 4.4%
11,173	Nucor Corporation	1,888,459
7,337	Reliance Steel & Aluminum Company	1,668,801
15,109	Steel Dynamics, Inc.	1,822,751
58,695	United States Steel Corporation	1,672,221
		7,052,232
	TECHNOLOGY HARDWARE - 3.0%
35,783	Avnet, Inc.	1,641,724
55,335	HP, Inc.	1,612,462
55,214	Pure Storage, Inc., Class A(a)	1,597,893
		4,852,079
	TECHNOLOGY SERVICES - 2.0%
2,482	Fair Isaac Corporation(a)	1,652,888
4,401	Gartner, Inc.(a)	1,488,154
		3,141,042
	TRANSPORTATION & LOGISTICS - 4.0%
16,124	CH Robinson Worldwide, Inc.	1,615,141
14,154	Expeditors International of Washington, Inc.	1,530,755
9,044	Landstar System, Inc.	1,563,075
5,172	Old Dominion Freight Line, Inc.	1,723,517
		6,432,488
	TRANSPORTATION EQUIPMENT - 1.0%
35,743	Allison Transmission Holdings, Inc.	1,611,294

	WHOLESALE - CONSUMER STAPLES - 0.8%
16,018	Archer-Daniels-Midland Company	1,327,091

	WHOLESALE - DISCRETIONARY - 1.0%
27,696	LKQ Corporation	1,632,956

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
COMMON STOCKS — 99.6% (Continued)

	TOTAL COMMON STOCKS (Cost $139,957,241)	$ 159,231,809

	TOTAL INVESTMENTS – 99.6% (Cost $139,957,241)	$ 159,231,809
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	702,845
	NET ASSETS - 100.0%	$ 159,934,654

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.3%
	AEROSPACE & DEFENSE - 0.2%
161	General Dynamics Corporation	$ 37,523
128	L3Harris Technologies, Inc.	27,497
226	Lockheed Martin Corporation	104,696
139	Northrop Grumman Corporation	62,279
		231,995
	ASSET MANAGEMENT - 0.1%
141	Ameriprise Financial, Inc.	49,367
1,224	Charles Schwab Corporation	94,762
262	Raymond James Financial, Inc.	29,546
		173,675
	AUTOMOTIVE - 0.5%
3,284	Tesla, Inc.(a)	568,854

	BEVERAGES - 0.5%
3,502	Coca-Cola Company	214,743
122	Constellation Brands, Inc., Class A	28,245
522	Monster Beverage Corporation(a)	54,330
1,910	PepsiCo, Inc.	326,648
		623,966
	BIOTECH & PHARMA - 2.1%
2,462	AbbVie, Inc.	363,761
738	Amgen, Inc.	186,271
91	Biogen, Inc.(a)	26,472
2,969	Bristol-Myers Squibb Company	215,698
1,081	Eli Lilly and Company	372,027
1,713	Gilead Sciences, Inc.	143,789
2,235	Johnson & Johnson	365,248
3,528	Merck & Company, Inc.	378,941
460	Moderna, Inc.(a)	80,988
7,722	Pfizer, Inc.	341,004
143	Regeneron Pharmaceuticals, Inc.(a)	108,461
351	Vertex Pharmaceuticals, Inc.(a)	113,408
		2,696,068

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.3% (Continued)
	CHEMICALS - 0.3%
306	Air Products and Chemicals, Inc.	$ 98,076
155	Albemarle Corporation	43,625
684	Corteva, Inc.	44,084
417	Linde plc	138,002
		323,787
	COMMERCIAL SUPPORT SERVICES - 0.1%
69	Cintas Corporation	30,618
299	Waste Management, Inc.	46,264
		76,882
	DIVERSIFIED INDUSTRIALS - 0.0%(b)
198	Illinois Tool Works, Inc.	46,736

	E-COMMERCE DISCRETIONARY - 0.4%
5,588	Amazon.com, Inc.(a)	576,290

	ELECTRIC UTILITIES - 0.1%
2,233	PG&E Corporation(a)	35,506
263	Sempra Energy	42,166
		77,672
	ELECTRICAL EQUIPMENT - 0.1%
820	Amphenol Corporation, Class A	65,411

	ENGINEERING & CONSTRUCTION - 0.0%(b)
199	Quanta Services, Inc.	30,286

	ENTERTAINMENT CONTENT - 0.1%
570	Activision Blizzard, Inc.	43,645
241	Electronic Arts, Inc.	31,012
		74,657
	FOOD - 0.1%
566	General Mills, Inc.	44,352
205	Hershey Company (The)	46,044
1,024	Mondelez International, Inc., Class A	67,010
		157,406

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8%
207	Cigna Corporation	$ 65,551
327	Elevance Health, Inc.	163,497
155	HCA Healthcare, Inc.	39,536
110	Humana, Inc.	56,287
119	IQVIA Holdings, Inc.(a)	27,300
89	McKesson Corporation	33,703
80	Molina Healthcare, Inc.(a)	24,946
1,293	UnitedHealth Group, Inc.	645,453
		1,056,273
	HOUSEHOLD PRODUCTS - 0.3%
638	Colgate-Palmolive Company	47,550
225	Kimberly-Clark Corporation	29,252
1,816	Procter & Gamble Company	258,562
		335,364
	INDUSTRIAL SUPPORT SERVICES - 0.0%(b)
61	WW Grainger, Inc.	35,958

	INSURANCE - 0.2%
185	Arthur J Gallagher & Company	36,208
437	Marsh & McLennan Companies, Inc.	76,436
802	Progressive Corporation (The)	109,353
173	Travelers Companies, Inc.	33,064
		255,061
	INTERNET MEDIA & SERVICES - 1.2%
8,174	Alphabet, Inc., Class A(a)	807,918
7,250	Alphabet, Inc., Class C(a)	724,058
		1,531,976
	LEISURE FACILITIES & SERVICES - 0.3%
37	Chipotle Mexican Grill, Inc.(a)	60,916
187	Marriott International, Inc., Class A	32,572
628	McDonald's Corporation	167,928

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.3% (Continued)
	LEISURE FACILITIES & SERVICES - 0.3% (Continued)
802	Starbucks Corporation	$ 87,530
248	Yum! Brands, Inc.	32,366
		381,312
	MACHINERY - 0.2%
433	Caterpillar, Inc.	109,242
384	Deere & Company	162,371
		271,613
	MEDICAL EQUIPMENT & DEVICES - 0.7%
1,234	Abbott Laboratories	136,419
243	Agilent Technologies, Inc.	36,955
1,042	Boston Scientific Corporation(a)	48,193
884	Danaher Corporation	233,712
520	DexCom, Inc.(a)	55,687
344	Hologic, Inc.(a)	27,991
236	Intuitive Surgical, Inc.(a)	57,983
19	Mettler-Toledo International, Inc.(a)	29,125
531	Thermo Fisher Scientific, Inc.	302,845
81	Waters Corporation(a)	26,615
		955,525
	METALS & MINING - 0.1%
2,011	Freeport-McMoRan, Inc.	89,731

	OIL & GAS PRODUCERS - 1.5%
2,454	Chevron Corporation	427,045
1,724	ConocoPhillips	210,104
1,129	Coterra Energy, Inc.	28,259
926	Devon Energy Corporation	58,560
241	Diamondback Energy, Inc.	35,215
824	EOG Resources, Inc.	108,974
5,675	Exxon Mobil Corporation	658,356
386	Hess Corporation	57,962
895	Marathon Oil Corporation	24,586
307	Marathon Petroleum Corporation	39,456
1,020	Occidental Petroleum Corporation	66,086

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.4% (Continued)
	OIL & GAS PRODUCERS - 1.5% (Continued)
615	ONEOK, Inc.	$ 42,115
329	Pioneer Natural Resources Company	75,785
1,693	Williams Companies, Inc. (The)	54,583
		1,887,086
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(b)
1,039	Schlumberger Ltd	59,202

	RENEWABLE ENERGY - 0.0%(b)
194	Enphase Energy, Inc.(a)	42,948

	RETAIL - CONSUMER STAPLES - 0.2%
403	Costco Wholesale Corporation	205,989
305	Dollar General Corporation	71,248
287	Dollar Tree, Inc.(a)	43,102
		320,339
	RETAIL - DISCRETIONARY - 0.5%
25	AutoZone, Inc.(a)	60,971
139	Genuine Parts Company	23,327
753	Home Depot, Inc.	244,101
596	Lowe's Companies, Inc.	124,117
84	O'Reilly Automotive, Inc.(a)	66,557
1,011	TJX Companies, Inc.	82,760
147	Tractor Supply Company	33,515
68	Ulta Beauty, Inc.(a)	34,949
		670,297
	SEMICONDUCTORS - 1.3%
1,173	Advanced Micro Devices, Inc.(a)	88,151
327	Analog Devices, Inc.	56,071
1,164	Applied Materials, Inc.	129,774
330	Broadcom, Inc.	193,053
192	KLA Corporation	75,356

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.4% (Continued)
	SEMICONDUCTORS - 1.3% (Continued)
181	Lam Research Corporation	$ 90,518
365	Microchip Technology, Inc.	28,331
3,342	NVIDIA Corporation	652,927
586	ON Semiconductor Corporation(a)	43,042
1,543	QUALCOMM, Inc.	205,543
781	Texas Instruments, Inc.	138,401
		1,701,167
	SOFTWARE - 1.6%
298	Adobe, Inc.(a)	110,361
161	Autodesk, Inc.(a)	34,641
376	Cadence Design Systems, Inc.(a)	68,744
886	Fortinet, Inc.(a)	46,373
202	Intuit, Inc.	85,379
5,890	Microsoft Corporation	1,459,601
1,240	Oracle Corporation	109,690
269	ServiceNow, Inc.(a)	122,430
208	Synopsys, Inc.(a)	73,580
		2,110,799
	SPECIALTY FINANCE - 0.1%
398	American Express Company	69,622

	STEEL - 0.0%(b)
363	Nucor Corporation	61,354

	TECHNOLOGY HARDWARE - 2.4%
20,668	Apple, Inc.	2,982,187
332	Arista Networks, Inc.(a)	41,838
123	Motorola Solutions, Inc.	31,612
		3,055,637
	TECHNOLOGY SERVICES - 1.0%
572	Automatic Data Processing, Inc.	129,163
555	CoStar Group, Inc.(a)	43,235
600	Fiserv, Inc.(a)	64,008
106	Gartner, Inc.(a)	35,843

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 17.4% (Continued)
	TECHNOLOGY SERVICES - 1.0% (Continued)
1,162	Mastercard, Inc., Class A	$ 430,637
99	Moody's Corporation	31,952
61	MSCI, Inc.	32,425
249	Paychex, Inc.	28,849
2,232	Visa, Inc., Class A	513,829
		1,309,941
	TELECOMMUNICATIONS - 0.1%
564	T-Mobile US, Inc.(a)	84,211

	TOBACCO & CANNABIS - 0.1%
1,299	Altria Group, Inc.	58,507
1,169	Philip Morris International, Inc.	121,857
		180,364
	TRANSPORTATION & LOGISTICS - 0.1%
1,392	CSX Corporation	43,041
122	Old Dominion Freight Line, Inc.	40,655
426	Union Pacific Corporation	86,985
		170,681
	TRANSPORTATION EQUIPMENT - 0.0%(b)
98	Cummins, Inc.	24,455

	WHOLESALE - CONSUMER STAPLES - 0.0%(b)
382	Archer-Daniels-Midland Company	31,649

	WHOLESALE - DISCRETIONARY - 0.0%(b)
577	Copart, Inc.(a)	38,434

	TOTAL COMMON STOCKS (Cost $20,717,100)	22,454,674

	EXCHANGE-TRADED FUNDS — 81.3%
	EQUITY - 81.3%
709,951	iShares Core MSCI Emerging Markets ETF	36,115,207

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.3% (Continued)
	EQUITY - 81.3% (Continued)
359,426	SPDR Portfolio Emerging Markets ETF	$ 12,781,189
122,604	SPDR Portfolio S&P 500 Value ETF	5,100,326
49,241	SPDR S&P 600 Small Cap Growth ETF	3,820,117
128,215	SPDR S&P 600 Small CapValue ETF, N	10,659,795
881,909	Vanguard FTSE Emerging Markets ETF	37,243,018
		105,719,652

	TOTAL EXCHANGE-TRADED FUNDS (Cost $97,225,538)	105,719,652

	REITS — 0.1%
	REITS - 0.0%(b)
763	VICI Properties, Inc.	26,079

	INFRASTRUCTURE REIT - 0.1%
331	American Tower Corporation	73,942

	SELF-STORAGE REIT – 0.0%(b)
133	Public Storage	40,477

	TOTAL REITS (Cost $133,823)	140,498

	TOTAL INVESTMENTS – 98.7% (Cost $118,076,461)	$ 128,314,824
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%	1,685,031
	NET ASSETS - 100.0%	$ 129,999,855

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.8%
	AEROSPACE & DEFENSE — 2.9%
378,000	Boeing Company (The)		4.8750	05/01/25	$ 378,005
516,000	Boeing Company (The)		2.1960	02/04/26	476,246
388,000	Boeing Company (The)		5.1500	05/01/30	390,494
336,000	Boeing Company (The)		5.7050	05/01/40	343,137
336,000	Boeing Company (The)		5.8050	05/01/50	340,851
336,000	Boeing Company (The)		5.9300	05/01/60	340,919
378,000	Raytheon Technologies Corporation		4.1250	11/16/28	370,423
336,000	Raytheon Technologies Corporation		4.5000	06/01/42	321,682
					2,961,757
	BANKING — 11.1%
516,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	461,967
506,000	Bank of America Corporation(a)	US0003M + 1.040%	3.4190	12/20/28	472,697
388,000	Bank of America Corporation(a)	US0003M + 1.310%	4.2710	07/23/29	374,592
388,000	Bank of America Corporation(a)	US0003M + 1.210%	3.9740	02/07/30	366,171
526,000	Bank of America Corporation(a)	US0003M + 0.990%	2.4960	02/13/31	446,889
526,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	443,313
556,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	408,932
536,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	430,294
419,000	Bank of America Corporation B(a)	US0003M + 3.150%	4.0830	03/20/51	359,063
506,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	485,143
388,000	Citigroup, Inc.		4.4500	09/29/27	380,321
388,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	371,608
526,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	445,663
506,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	475,134
516,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	463,390
526,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.510%	2.7390	10/15/30	459,002
388,000	JPMorgan Chase & Company(a)	SOFRRATE + 3.790%	4.4930	03/24/31	378,346
526,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.250%	2.5800	04/22/32	441,923
281,000	JPMorgan Chase & Company		6.4000	05/15/38	322,170
419,000	JPMorgan Chase & Company(a)	US0003M + 1.380%	3.9640	11/15/48	360,941
439,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	333,249

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.8% (Continued)
	BANKING — 11.1% (Continued)
506,000	Wells Fargo & Company		3.0000	04/22/26	$ 480,110
506,000	Wells Fargo & Company		3.0000	10/23/26	477,192
516,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	467,170
516,000	Wells Fargo & Company(a)	US0003M + 1.170%	2.8790	10/30/30	455,894
536,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	415,184
316,000	Wells Fargo & Company(a)	US0003M + 4.240%	5.0130	04/04/51	310,086
					11,286,444
	BEVERAGES — 1.6%
384,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	374,914
332,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	328,452
322,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	313,461
312,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	316,338
312,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	333,346
					1,666,511
	BIOTECH & PHARMA — 4.4%
506,000	AbbVie, Inc.		2.6000	11/21/24	487,445
506,000	AbbVie, Inc.		3.6000	05/14/25	493,156
506,000	AbbVie, Inc.		2.9500	11/21/26	478,320
516,000	AbbVie, Inc.		3.2000	11/21/29	478,437
399,000	AbbVie, Inc.		4.0500	11/21/39	358,618
346,000	AbbVie, Inc.		4.2500	11/21/49	308,101
336,000	Amgen, Inc.		4.6630	06/15/51	307,703
281,000	AstraZeneca PLC		6.4500	09/15/37	335,534
267,000	Bristol-Myers Squibb Company		3.4000	07/26/29	254,123
336,000	Bristol-Myers Squibb Company		4.2500	10/26/49	308,421
281,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	334,752
271,000	Pfizer, Inc.		7.2000	03/15/39	346,281
					4,490,891
	CABLE & SATELLITE — 1.4%
378,000	Comcast Corporation		4.1500	10/15/28	374,234
219,000	Comcast Corporation		4.6000	10/15/38	214,452
223,000	Comcast Corporation		4.7000	10/15/48	213,950
415,000	Comcast Corporation		2.8870	11/01/51	288,254

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.8% (Continued)
	CABLE & SATELLITE — 1.4% (Continued)
431,000	Comcast Corporation		2.9370	11/01/56	$ 292,542
					1,383,432
	DIVERSIFIED INDUSTRIALS — 0.3%
238,000	General Electric Company		6.7500	03/15/32	273,502

	E-COMMERCE DISCRETIONARY — 0.7%
388,000	Amazon.com, Inc.		3.1500	08/22/27	370,589
336,000	Amazon.com, Inc.		4.0500	08/22/47	303,499
					674,088
	FOOD — 3.5%
621,000	Kraft Heinz Foods Company		3.0000	06/01/26	590,447
621,000	Kraft Heinz Foods Company		3.8750	05/15/27	604,336
257,000	Kraft Heinz Foods Company		4.2500	03/01/31	247,827
344,000	Kraft Heinz Foods Company(b)		7.1250	08/01/39	395,928
461,000	Kraft Heinz Foods Company		5.0000	06/04/42	440,877
451,000	Kraft Heinz Foods Company		5.2000	07/15/45	440,069
471,000	Kraft Heinz Foods Company		4.3750	06/01/46	410,322
461,000	Kraft Heinz Foods Company		4.8750	10/01/49	429,498
					3,559,304
	HEALTH CARE FACILITIES & SERVICES — 3.8%
378,000	Cigna Corporation		4.3750	10/15/28	374,335
336,000	Cigna Corporation		4.9000	12/15/48	320,381
336,000	CVS Health Corp 5.050000 03/25/2048		5.0500	03/25/48	317,799
293,000	CVS Health Corporation		4.3000	03/25/28	287,450
336,000	CVS Health Corporation		4.7800	03/25/38	320,665
336,000	CVS Health Corporation		5.1250	07/20/45	322,495
441,000	HCA, Inc.		5.3750	02/01/25	442,674
441,000	HCA, Inc.		5.8750	02/15/26	448,179
441,000	HCA, Inc.		5.6250	09/01/28	448,003
631,000	HCA, Inc.		3.5000	09/01/30	564,644
					3,846,625
	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
506,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	491,092
388,000	Goldman Sachs Group, Inc. (The)(a)	US0003M + 1.301%	4.2230	05/01/29	373,760

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.6% (Continued)
526,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	$ 439,096
291,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	325,267
281,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	317,995
388,000	Morgan Stanley		3.8750	01/27/26	378,604
516,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	463,293
388,000	Morgan Stanley(a)	US0003M + 1.628%	4.4310	01/23/30	377,257
526,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	455,774
					3,622,138
	LEISURE FACILITIES & SERVICES — 0.2%
222,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	191,213

	MEDICAL EQUIPMENT & DEVICES — 0.3%
316,000	Abbott Laboratories		4.9000	11/30/46	328,869

	METALS & MINING — 0.4%
451,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	438,824

	OIL & GAS PRODUCERS — 1.7%
211,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	189,514
153,000	ConocoPhillips		6.5000	02/01/39	181,252
310,000	ConocoPhillips Company		4.0250	03/15/62	265,591
441,000	Continental Resources Inc/OK(b)		5.7500	01/15/31	432,428
281,000	Shell International Finance BV		6.3750	12/15/38	326,745
336,000	Shell International Finance BV		4.3750	05/11/45	315,945
					1,711,475
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
207,000	SBA Communications Corporation		3.1250	02/01/29	175,627

	RETAIL - DISCRETIONARY — 0.3%
281,000	Home Depot, Inc. (The)		5.8750	12/16/36	314,778

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.8% (Continued)
	SEMICONDUCTORS — 0.7%
439,000	Broadcom, Inc.(b)	3.1370	11/15/35	$ 339,723
439,000	Broadcom, Inc.(b)	3.1870	11/15/36	334,747
				674,470
	SOFTWARE — 3.3%
506,000	Microsoft Corporation	2.4000	08/08/26	476,806
378,000	Microsoft Corporation	3.3000	02/06/27	367,413
556,000	Microsoft Corporation	2.5250	06/01/50	393,946
536,000	Microsoft Corporation	2.9210	03/17/52	407,231
591,000	Microsoft Corporation	2.6750	06/01/60	407,796
506,000	Oracle Corporation	2.5000	04/01/25	482,455
591,000	Oracle Corporation	3.6000	04/01/50	432,943
601,000	Oracle Corporation	3.8500	04/01/60	432,225
				3,400,815
	TECHNOLOGY HARDWARE — 2.4%
486,000	Apple, Inc.	2.4000	05/03/23	483,298
506,000	Apple, Inc.	3.2500	02/23/26	491,593
399,000	Apple, Inc.	3.8500	05/04/43	361,909
316,000	Apple, Inc.	4.6500	02/23/46	317,432
316,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	324,765
451,000	Western Digital Corporation	4.7500	02/15/26	436,131
				2,415,128
	TECHNOLOGY SERVICES — 0.8%
506,000	Visa, Inc.	3.1500	12/14/25	491,338
336,000	Visa, Inc.	4.3000	12/14/45	324,799
				816,137
	TELECOMMUNICATIONS — 6.9%
204,000	AT&T, Inc.	4.3500	03/01/29	200,213
204,000	AT&T, Inc.	4.3000	02/15/30	198,672
417,000	AT&T, Inc.	2.5500	12/01/33	335,969
427,000	AT&T, Inc.	3.5000	09/15/53	314,639
437,000	AT&T, Inc.	3.5500	09/15/55	318,668
534,000	AT&T, Inc.	3.8000	12/01/57	403,406
437,000	AT&T, Inc.	3.6500	09/15/59	318,618
271,000	British Telecommunications PLC	9.6250	12/15/30	341,333

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.8% (Continued)
	TELECOMMUNICATIONS — 6.9% (Continued)
271,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	$ 330,663
271,000	Orange S.A.	9.0000	03/01/31	342,324
378,000	Verizon Communications, Inc.	4.1250	03/16/27	372,957
378,000	Verizon Communications, Inc.	4.3290	09/21/28	372,348
388,000	Verizon Communications, Inc.	4.0160	12/03/29	371,429
526,000	Verizon Communications, Inc.	2.5500	03/21/31	447,163
334,000	Verizon Communications, Inc.	4.5000	08/10/33	325,811
536,000	Verizon Communications, Inc.	3.4000	03/22/41	430,125
334,000	Verizon Communications, Inc.	4.8620	08/21/46	321,863
429,000	Verizon Communications, Inc.	3.5500	03/22/51	330,973
439,000	Verizon Communications, Inc.	3.7000	03/22/61	331,861
362,000	Vodafone Group PLC	4.3750	05/30/28	362,980
336,000	Vodafone Group PLC	5.2500	05/30/48	317,989
				7,090,004
	TOBACCO & CANNABIS — 0.5%
516,000	BAT Capital Corporation	3.5570	08/15/27	480,734

	TRANSPORTATION & LOGISTICS — 0.8%
191,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	187,396
201,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.7500	04/20/29	194,803
441,000	Delta Air Lines, Inc.	7.3750	01/15/26	459,311
				841,510
	TOTAL CORPORATE BONDS (Cost $57,705,890)			52,644,276

	U.S. GOVERNMENT & AGENCIES — 10.5%
	U.S. TREASURY NOTES — 10.5%
5,413,000	United States Treasury Note	1.5000	02/29/24	5,229,950
5,487,000	United States Treasury Note	1.5000	02/15/25	5,198,504
120,000	United States Treasury Note	1.6250	05/15/31	104,184
100,000	United States Treasury Note	2.2500	05/15/41	79,463
69,000	United States Treasury Note	2.3750	05/15/51	53,025
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,138,159)			10,665,126

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 34.0%
	U.S. TREASURY BILLS — 34.0%
15,150,000	United States Treasury Bill (c)	0.0000	02/09/23	$ 15,135,965
5,457,000	United States Treasury Bill (c)	0.0000	02/23/23	5,442,196
7,072,000	United States Treasury Bill (c)	0.0000	03/16/23	7,034,242
7,078,000	United States Treasury Bill (c)	0.0000	04/27/23	7,002,671
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,628,450)			34,615,074

	TOTAL INVESTMENTS - 96.3% (Cost $103,472,499)			$ 97,924,476
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%			3,719,822
	NET ASSETS - 100.0%			$ 101,644,298

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 2,076,238 or 2.0% of net assets.
(c)	Zero coupon bond.